UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ---------------

Check here if Amendment | |; Amendment Number:
   This Amendment (Check only one.):    | | is a restatement.
                                        | | adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Investors V, L.L.C.
         ------------------------------
Address:  c/o The Carlyle Group
         ------------------------------
          1001 Pennsylvania Avenue, NW
         ------------------------------
          Suite 220 S.
         ------------------------------
          Washington, DC  20004-2505
         ------------------------------

Form 13F File Number:  28- 12965
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Daniel A. D'Aniello
          ---------------------
 Title:   Managing Director
          ---------------------
 Phone:   202-729-5626
          ---------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello       Washington, DC       August 14, 2008
-----------------------       --------------       ---------------
       Signature                City, State              Date

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

     Form 13F File Number       Name

     28-
        -----------------       --------------------------

                            -----------------------
                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                            -------------

Form 13F Information Table Entry Total:     4
                                            -------------

Form 13F Information Table Value Total:     $97,455
                                            -------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number      Name
     1       28- 12429                 Carlyle  Investment  Management L.L.C.
     ----    --------------------      --------------------------------------

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

                                                     FORM 13-F INFORMATION TABLE
COLUMN 1            COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7            COLUMN 8
--------------   ---------------  ----------- ---------- ----------------------- -----------  ----------   -------------------------
                                                VALUE     SHRS OR   SH/   PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS  CUSIP        (x$1000)   PRN AMT   PRN   CALL    DISCRETION   MANAGERS     SOLE   SHARED    NONE
--------------    --------------  ----------- ---------- --------- ----- -------  ----------  ----------   ------ -------- ---------

Time Warner Inc   Com             887317105     $1,628   110,000     SH      --    Shared-       1                110,000
                                                                                   Defined

ICO Global        CL A            44930K108     $846     259,437     SH      --    Shared-       1                259,437
Comm Hldgs Ltd                                                                     Defined
Del

Magellan          Com LP Ints     55907R108     $94,384  4,194,837   SH      --    Shared-       1                4,194,837
Midstream Hldgs                                                                    Defined
LP
                                                                                   Shared-Other --

Terrestar Corp    Com             881451108     $597     150,000     SH      --    Shared-       1                150,000
                                                                                   Defined


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



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